Summarized Financial Information of Unconsolidated Affiliate Level 4 (Details) - HAI Results of Operation (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
HAI Summarized Financial Information [Line Items]
Net sales	$ 210	$ 199	$ 207
Gross Profit	62	58	52
Pre-tax income	34	49	31
Net Income	$ 33	$ 47	$ 31